Schedule of Investments (unaudited)
November 30, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.3%
Alabama — 6.9%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$80,000	$80,476 (a)(b)
Series D, Refunding	5.000%	8/1/35	500,000	542,204 (a)(b)
Series D, Refunding	5.000%	8/1/35	250,000	271,678
Series D-1, Refunding	5.500%	2/1/29	200,000	211,985 (a)(b)
Series F	5.500%	12/1/28	750,000	793,022 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,106,703 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	101,390 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/49	1,000,000	1,040,171
Warrants, Series 2024, Refunding	5.500%	10/1/53	750,000	790,530
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	450,000	437,085 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	233,629 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	500,000	541,200
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	350,000	371,374 (a)(b)
Total Alabama				6,521,447
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/37	75,000	79,398
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	152,658 (c)
Total Alaska				232,056
Arizona — 3.8%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	45,601
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	507,539
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	49,837
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,000,000	1,004,537 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	250,612 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	750,000	761,497 (a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, Refunding, SD Credit Program	4.000%	7/1/34	400,000	401,641
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	74,915
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	539,105
Total Arizona				3,635,284
Arkansas — 0.2%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	200,000	204,060 (c)
California — 8.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	50,706
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	202,638
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	$200,000	$204,408 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,315,437 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	525,287 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	350,000	372,035 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,750,000	1,883,090 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	800,000	883,224 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	102,156 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	100,610 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	75,602 (c)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	59,537
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	97,555 (c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	35,000	37,071
Series B	6.125%	11/1/29	100,000	105,906
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AG	5.250%	9/1/52	250,000	264,755
Community Facilities District No 2023-1	5.500%	9/1/48	250,000	259,712
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	400,000	401,585 (c)
SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	100,000	105,671 (c)
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AG	5.000%	6/1/52	20,000	20,003
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	100,205
Total California				8,167,193
Colorado — 2.3%
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	325,000	310,446
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	50,772
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	158,723
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	154,831
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	46,249
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	99,995
C-470 Express Lanes	5.000%	12/31/51	230,000	228,689
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	500,000	558,084 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	100,110 (c)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	400,000	438,405 (d)
Total Colorado				2,146,304
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Connecticut — 0.2%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	$50,000	$51,289
Connecticut State, GO, Series A	4.000%	4/15/37	125,000	127,281
Total Connecticut				178,570
District of Columbia — 0.7%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	75,611
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	500,000	545,725 (c)
Total District of Columbia				621,336
Florida — 2.9%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	50,000	50,131 (c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	211,849 (c)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/47	250,000	248,883 (c)
Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/53	410,000	409,455 (c)
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	100,000	92,703
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	25,109 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	202,862 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	101,669 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	250,000	255,254
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	250,000	243,508
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	507,032
Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	215,665
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2023	5.250%	5/1/54	165,000	165,661 (d)
Total Florida				2,729,781
Georgia — 1.3%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	250,000	254,162
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	53,256
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	207,785
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	153,978
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	100,000	102,548
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	203,775
Series C	5.000%	9/1/30	250,000	266,904 (a)(b)
Total Georgia				1,242,408
Hawaii — 0.5%

Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	500,000	432,369
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Idaho — 0.1%

Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	$100,000	$100,690
Illinois — 11.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	99,551
Series 2023	5.750%	4/1/48	750,000	790,547
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	500,000	502,221
Dedicated, Series H	5.000%	12/1/46	850,000	764,308
Series A	5.000%	12/1/40	1,100,000	1,061,938
Series C, Refunding	5.000%	12/1/25	100,000	100,000
Series C, Refunding, AG	5.000%	12/1/32	250,000	259,788
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,048,065
Series A	5.500%	1/1/35	385,000	399,088
Series A	5.500%	1/1/49	125,000	123,501
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	256,519 (c)
TrIPS Obligated Group	5.000%	7/1/48	50,000	49,861 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	50,000	51,451
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	35,232
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	31,201
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	60,000	62,098
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	88,639
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	250,000	258,046 (a)(b)(c)(d)
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	50,900
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	265,904
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	53,108
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	25,037
Series 2016, Refunding	5.000%	2/1/27	25,000	25,578
Series 2016, Refunding	5.000%	2/1/29	20,000	20,448
Series A	5.000%	5/1/36	250,000	258,412
Series A	5.000%	3/1/46	400,000	408,342
Series A, Refunding	5.000%	10/1/29	150,000	158,393
Series A, Refunding	5.000%	10/1/30	350,000	369,286
Series B	5.250%	5/1/48	250,000	259,431
Series C	5.000%	12/1/41	1,250,000	1,323,771
Series D	5.000%	11/1/27	225,000	233,676
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	502,460
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	$500,000	$438,858
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	61,139
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	6/15/45	1,000,000	408,585
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	12/15/56	310,000	69,429
Total Illinois				10,914,811
Indiana — 1.7%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	100,000	93,726
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	103,224
Indiana State Finance Authority Wastewater Utility Revenue:
CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	325,000	325,921
CWA Authority Project, Series A, Refunding	5.000%	10/1/40	650,000	717,433
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	97,318
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	304,799
Total Indiana				1,642,421
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	85,386
Kentucky — 0.9%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	100,000	101,243
Kentucky State PEA, Gas Supply Revenue, Series A, Refunding	5.250%	12/1/29	250,000	266,460 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	488,470
Total Kentucky				856,173
Louisiana — 1.5%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/53	250,000	230,843
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	50,533
Shreveport, LA, Water & Sewer Revenue, Series A, AG	5.000%	12/1/41	10,000	10,203
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	525,000	522,360 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	600,000	601,468 (a)(b)
Total Louisiana				1,415,407
Maryland — 0.2%

Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	235,328
Massachusetts — 0.3%
Massachusetts State DFA Revenue, UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,084
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/33	55,000	58,196 (c)
Series A, Refunding	5.000%	7/1/36	160,000	167,828 (c)
Total Massachusetts				236,108
Michigan — 0.8%
Great Lakes Water Authority, MI, Water Supply System Revenue, Senior Lien, Series B	5.000%	7/1/39	300,000	333,965
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Michigan — continued
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	$100,000	$89,803
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	225,000	235,923
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	10,000	9,974
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	100,125 (c)
Total Michigan				769,790
Missouri — 0.1%

Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	50,000	50,176
Nebraska — 1.9%
Central Plains, NE, Energy Project, Series A, Refunding	5.000%	9/1/33	1,000,000	1,091,004
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	429,846
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	250,000	238,531
Total Nebraska				1,759,381
Nevada — 0.1%

Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	75,000	75,001 (d)
New Hampshire — 2.2%
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	1,000,000	1,122,328
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	1,000,000	1,010,229
Total New Hampshire				2,132,557
New Jersey — 6.5%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	85,000	85,123 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	150,000	150,160 (c)
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	500,000	576,853
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	500,000	507,538 (c)
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	109,321
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/50	500,000	460,730
Transportation Program, Series BB	4.000%	6/15/36	500,000	508,007
Transportation Program, Series CC	4.125%	6/15/50	500,000	469,928
Transportation Program, Series CC	5.250%	6/15/50	600,000	636,143
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,500,000	2,076,584
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	353,169
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	170,000	169,213
Series A, Refunding	5.250%	6/1/46	30,000	30,097
Total New Jersey				6,132,866
New Mexico — 0.6%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	500,000	535,532 (a)(b)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 12.0%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	$100,000	$101,287
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	300,000	305,193 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	1,000,000	927,265
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/33	250,000	273,134
Series A-2	5.000%	5/15/30	335,000	362,689 (a)(b)
New York City, NY, GO, Subseries A-1	5.000%	8/1/47	250,000	256,244
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	250,000	250,588
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	93,462
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	460,504
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries C-1	5.000%	2/1/47	250,000	257,939
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	229,859
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	104,858
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	100,000	102,081
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	100,000 (d)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	77,355 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	46,293 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	750,000	828,075 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	735,616 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	235,879 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,000,000	1,040,275 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	250,000	250,893 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	750,000	755,936 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	200,000	205,321 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	500,000	477,418 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	200,000	130,758 (c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	50,051 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	25,002 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	748,154 (c)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Terminal 4 John F. Kennedy International Airport Project, Series A, Refunding	4.000%	12/1/40	$300,000	$291,199 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	250,000	189,666
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/49	635,000	583,823
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	926,104 (c)
Total New York				11,422,921
North Carolina — 0.2%
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	146,326
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,024
Total North Carolina				151,350
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	550,000	423,038
Ohio — 2.4%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	250,000	254,000
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	210,882
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	100,000	95,336 (a)(b)(c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	225,000	225,653 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	455,769 (c)(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	101,615 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	521,817
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	250,000	252,565 (e)
Warrensville Heights, OH, School District, GO, Unrefunded, BAM	5.000%	12/1/44	175,000	175,024
Total Ohio				2,292,661
Oklahoma — 0.4%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	330,000	380,819 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	40,000	44,936 (c)
Total Oklahoma				425,755
Oregon — 1.6%
Clackamas County, OR, School District No 35, Molalla River, GO, Series 2024, School Bond Guaranty	4.000%	6/15/49	1,400,000	1,338,424
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	187,529
Total Oregon				1,525,953
Pennsylvania — 3.6%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	147,918
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	$50,000	$50,891
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	52,596
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	250,000	251,789
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	200,000	201,495 (a)(b)
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	200,000	201,147
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,373,171 (c)
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B	5.000%	12/1/53	500,000	524,517
Pennsylvania State Turnpike Commission Revenue:
Series A-1	5.000%	12/1/47	25,000	25,411
Series B, Refunding	5.250%	12/1/47	250,000	268,052
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	92,120 (d)
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	261,392
Total Pennsylvania				3,450,499
Puerto Rico — 3.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	492,192 (d)
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	173,839
Restructured, Series A-1	4.000%	7/1/37	760,000	730,681
Restructured, Series A-1	4.000%	7/1/41	100,000	92,470
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	43,000	40,773
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	214,829
Restructured, Series A-1	4.550%	7/1/40	10,000	9,977
Restructured, Series A-1	4.750%	7/1/53	1,000,000	952,001
Restructured, Series A-1	5.000%	7/1/58	366,000	356,837
Restructured, Series A-2	4.329%	7/1/40	248,000	241,895
Total Puerto Rico				3,305,494
Rhode Island — 0.5%
Rhode Island State Health & Educational Building Corp. Revenue, Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	250,000	239,330
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	100,000	101,141
RI Properties LLC, Senior Series A, AG	5.000%	7/1/55	100,000	100,759
Total Rhode Island				441,230
South Carolina — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.587%	3/1/31	250,000	260,613 (a)(b)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — continued
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	$250,000	$234,541
Total South Carolina				495,154
South Dakota — 0.0%††

South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	25,410
Tennessee — 1.9%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	466,891
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/48	500,000	528,264
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	50,690
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series A	5.250%	9/1/26	235,000	237,900
Series A-1, Refunding	5.000%	5/1/28	500,000	517,384 (a)(b)
Total Tennessee				1,801,129
Texas — 9.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	250,000	253,266 (d)
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	20,483
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	100,035
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	250,000	253,965 (c)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/48	500,000	522,534
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	250,000	235,406
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,245,000	1,134,602
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	750,000	706,048
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	499,853
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	350,000	387,821 (a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	190,978
Houston, TX, GO, Series A	4.125%	3/1/51	300,000	282,021
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	102,857 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	260,000	281,422 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	364,117 (c)
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	350,000	329,087
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	600,000	563,313
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	250,000	230,933
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	500,000	463,736
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	180,000	187,126 (a)(b)(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	70,000	69,589
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	225,972
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	$50,000	$50,611
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	48,182
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	300,000	311,433 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	75,836
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	750,000	692,755
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	100,000	92,995
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	500,000	461,837
Total Texas				9,138,813
Utah — 2.1%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	253,284 (c)
Salt Lake City International Airport, Series A	5.250%	7/1/48	1,000,000	1,042,448 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,022
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	224,024
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	204,931
Vineyard Redevelopment Agency, UT, Tax Increment Revenue, Series 2021, Refunding, AG	4.000%	5/1/46	275,000	257,093
Total Utah				1,986,802
Virginia — 1.4%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	50,903
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	215,110
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AG	4.750%	7/1/53	250,000	253,248
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	89,270
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	130,000	137,670 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	350,000	368,269 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	201,122 (c)
Total Virginia				1,315,592
Washington — 0.6%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	250,000	264,175 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	201,985
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	101,560
Total Washington				567,720
West Virginia — 0.3%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	152,353 (a)(b)(c)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	100,000	106,923 (a)(b)(c)(d)
Total West Virginia				259,276
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — 1.2%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	$250,000	$254,505
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	50,000	49,803
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	100,000	100,032
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	267,668
Medical College, Series 2016, Refunding	4.000%	12/1/46	500,000	454,415
Total Wisconsin				1,126,423

Total Municipal Bonds (Cost — $93,225,602)				93,207,655
Municipal Bonds Deposited in Tender Option Bond Trusts(f) — 2.2%
New Jersey — 1.1%

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	1,000,000	1,060,642
New York — 1.1%
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,000,000	1,045,912

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $2,059,761)				2,106,554
Total Investments — 100.5% (Cost — $95,285,363)				95,314,209
TOB Floating Rate Notes — (1.2)%				(1,165,000)
Other Assets in Excess of Other Liabilities — 0.7%				719,603
Total Net Assets — 100.0%				$94,868,812

††	Represents less than 0.1%.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadviser do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$93,207,655	—	$93,207,655
Municipal Bonds Deposited in Tender Option Bond Trusts	—	2,106,554	—	2,106,554
Total Investments	—	$95,314,209	—	$95,314,209

†	See Schedule of Investments for additional detailed categorizations.

Western Asset SMASh Series TF Fund 2025 Quarterly Report